Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
Schedule of Assets and Liabilities Discontinued Operations

The assets and liabilities are included in the captions “Current assets of discontinued operations”, “Non-current assets of discontinued operations”, “Current liabilities of discontinued operations” and “Non-current liabilities of discontinued operations”, in the accompanying balance sheets at October 31, 2025:

	Year Ended December 31,	October 31,
	2024	2025
	RMB	RMB
Cash and cash equivalents	13,797	1,541
Restricted cash	31,217	—
Amounts due from related parties	4,792	—
Prepaid expenses and others current assets	4,899	3,901
Property and equipment, net	21,591	20,823
Right-of-use assets	—	802
Long-term investments	22,817	20,452
Total assets of discontinued operations	99,113	47,519

Balance sheet classification:
Current assets of discontinued operations	99,113	47,519
Total assets of discontinued operations	99,113	47,519

Short-term bank loans	26,291	—
Accounts payable	5,971	5,782
Amounts due to related parties	6,384	1,064
Operating lease liabilities-current	105,504	132,180
Income taxes payable	8,734	8,997
Deferred revenue-current	1,117,713	1,186,861
Accrued expenses and other current liabilities	497,103	484,917
Operating lease liabilities-non-current	91,407	—
Total liabilities of discontinued operations	1,859,107	1,819,801

Balance sheet classification:
Current liabilities of discontinued operations	1,859,107	1,819,801
Total liabilities of discontinued operations	1,859,107	1,819,801

The condensed cash flows of professional education business were as follows for the years ended December 31, 2023, 2024 and 2025, are included in the consolidated statements of cash flows of the Company as cash flow from discontinued operation:

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash used in operating activities	(174,427)	(127,177)	(165,310)
Net cash provided by/(used in) investing activities	72,048	(57,660)	(190)
Net cash (used in)/provided by financing activities	(33,580)	13,499	(46,291)

STEM education business results of operations for the years ended December 31, 2023, 2024 and 2025, shown in the table below, are included in the consolidated operations and comprehensive (loss) income as “net income (loss) from the discontinued operations” for those respective periods, after intercompany eliminations, as applicable.

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues	1,999,778	1,282,736	93,422
Cost of revenues	(977,054)	(788,568)	(18,849)
Gross profit	1,022,724	494,168	74,573
Selling and marketing expenses	(520,593)	(270,141)	(3,996)
General and administrative expenses	(469,048)	(731,073)	(77,264)
Research and development expenses	(40,088)	(21,707)	—
Operating loss	(7,005)	(528,753)	(6,687)
Interest income (expense), net	1,243	(122)	(4,243)
Loss from discontinued operations	(5,762)	(528,875)	(10,930)
Gain on disposal of subsidiary (Note c)	26,797	—	87,314
Other income (loss)	787	(8,979)	(2,046)
Foreign currency exchange loss, net	(1,403)	(1,538)	(599)
Income/(loss) before income taxes	20,419	(539,392)	73,739
Gain on disposal of Discontinued Operation	—	—	1,685,426
Income tax benefit (expense)	1,424	(33,859)	(262)
Net income (loss) from discontinued operations	21,843	(573,251)	1,758,903

Net revenues from discontinued operations recognized under ASC Topic 606 for the years ended December 31, 2023, 2024 and 2025 consist of the following:

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Tuition fee	1,950,633	1,270,857	93,413
Certification service fee	30,514	5,702	9
Others	24,270	9,708	—
Business taxes and surcharges	(5,639)	(3,531)	—
Total net revenues	1,999,778	1,282,736	93,422

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Timing of revenue recognition
Services transferred over time	1,945,166	1,267,368	93,413
Services transferred at a point in time	54,612	15,368	9
Total net revenues	1,999,778	1,282,736	93,422
In addition, other immaterial adjustments of RMB458 were recognized, which together partially offset the aforementioned gain.
Year Ended December 31, 2025
RMB
Item
Derecognition of net liabilities of disposed subsidiaries	1,772,282
Other adjustments	458
Loss from waiver of intercompany balances	(87,314)
Gain on disposal of discontinued operations	1,685,426